Share-Based Compensation - Schedule of Stock Options Awards Valuation Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (Years)	6 years 7 days	6 years 1 month 2 days	6 years 7 days
Expected Volatility	41.00%	41.00%	42.00%
Risk-free interest rate	4.09%	2.74%	1.22%
Dividend Yield		0.00%	0.00%
Performance-Based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility		38.80%
Risk-free interest rate		2.80%
Dividend Yield		0.00%
Valuation date stock price		$ 1.68
Valuation date to end of performance period (Years)		10 years